S000033314 [Member] Expense Example - FlexShares Morningstar Emerging Markets Factor Tilt Index Fund - FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 725